First Trust Smith Unconstrained Bond ETF Shareholder Fees	Aug. 31, 2024
First Trust Smith Unconstrained Bond ETF | First Trust Smith Unconstrained Bond ETF
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%